Critical accounting judgements and sources of estimation uncertainty	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Judgements And Estimates Abstract [Abstract]
Critical accounting judgements and sources of estimation uncertainty
4. Critical accounting judgements and sources of estimation uncertainty
The preparation of financial statements requires management to make judgements, estimates and assumptions about the application of its accounting policies which affect the reported amounts of assets, liabilities, revenue and expenses. Actual amounts and results may differ from those estimates.
Judgements and estimates are evaluated regularly and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Any revisions to accounting estimates are recognized in the period in which the estimate is revised.
a) Key accounting judgements
Capitalization of intangible assets—internal software development
The Group
capitalizes
internal software development costs, in particular internal staff costs, relating to the enhancement of the Group’s core IT systems architecture and developments. Judgement is required in applying the capitalization criteria of IAS 38 ‘Intangible Assets’, differentiating between enhancements and maintenance. Those costs which are not treated as capital but are directly attributable to the Group’s system and process improvement project are treated as adjusting items.
In establishing the principles on which costs are capitalized, consideration is given to the nature of work being performed, whether the costs and the activities are incremental and whether the associated deliverables meet the characteristics of an asset. Processes are in place to evaluate this, and the same processes are used to confirm whether the expensed costs are related to the system and process improvement project so that classification as an adjusting item is appropriate.
A review of historical capitalized spend on software assets was undertaken, to ascertain whether they met the criteria for capitalization following adoption of the IFRIC, published in March 2021, relating to SaaS arrangements. Identifying the software assets that were impacted and the classification of costs between customization and configuration, was judgemental and technically complex, in particular around the allocation of costs to the appropriate category. As the application of the IFRIC required an historical application, the rationale of recent projects was applied to historical projects and the same estimation and judgements applied.
The review resulted in a restatement of prior year financial statements in line with the IFRIC requirements, details of which can be found in note
1d
.
Capitalization of intangible assets—internally developed technology
The Group capitalizes internal costs associated with internally developed technology as intangible assets as described further in notes 3 and 13. This requires judgement to determine that the characteristics of such assets meet the relevant criteria if IAS 38 ‘Intangible Assets’ for classification as an intangible asset.
Internal costs are capitalized as internally developed technology within intangible assets which are used to generate antibodies and kits. The point at which such internal costs are capitalized as well as their magnitude (whereby the amount capitalized comprises mainly of attributable salary costs and consumables used in the manufacture process) is a key area of judgement. A key area in respect of the stage of development of internally developed technology is subject to judgement as to when a product’s future economic value justifies capitalization. Management reviews regularly these factors in order to determine that the costs meet the criteria for capitalization as intangible assets.
During the year, an impairment was booked for assets relating to AxioMx where changes in scope of the project impacted on the usability of the historical work performed, details of which can be seen in note 7 and 13.
Assessment of cash generating units (CGUs)
For the purposes of impairment testing, the Group identifies the CGU that is appropriate for the asset to be measured against if it is not possible to estimate the recoverable amount individually. The goodwill acquired in a business combination is allocated at acquisition to the CGU which is expected to benefit from that business combination.
The Group applies judgement in determining how integrated the acquired business is within the Group. Consideration is given to the product branding and ranges, whether the manufacturing and research and development has broadened since acquisition, whether sales and marketing activity is separate from the
Group
and how the business is monitored.
For the BioVision acquisition in October 2021, the Group has determined that the business is not sufficiently integrated into the Group and therefore the acquired goodwill has been tested at a BioVision CGU level. Full details can be found in note 12.
b) Key sources of estimation uncertainty
Valuation of acquired intangible assets
During the current and prior periods, the Group has made a number of acquisitions (see note 29 for further details). Accounting for these in line with IFRS 3 ‘Business Combinations’ requires the use of a number of assumptions and estimates in relation to the future cash flows associated with acquisition intangibles and the use of valuation techniques in order to arrive at the fair value of the intangible assets acquired. The assumptions applied were based on the best information available to management and valuation techniques were supported by third party valuation experts.
In the current period, acquired intangibles totaling

£
80.6
million
were recognized in relation to the acquisition of BioVision, of which the intangible recognized in relation to the acquired technology was the most significant
(£
77.0
 million).
Key assumptions in determining the valuation of this included the revenue growth rate and cash flows associated with this asset, its expected useful economic life and the expected attrition rates associated with the acquired product portfolio.
Nevertheless, the actual performance of these assets may differ from the valuations derived through this exercise.
Impairment assessment of acquired intangible assets
As described in note 13 to the consolidated financial statements, the Group holds various intangible assets. As required by IAS 36 ‘Impairment of Assets’, the Group reviews for indicators of impairment regularly by assessing the performance of the assets against qualitative and quantitative factors including the estimates used to value intangibles on acquisition or appropriate business cases.
Examples of impairment indicators are: there is a change in business strategy; asset is not meeting the acquisition forecasts; or the business is approaching the route to market differently. If any of these or other factors are present, a detailed impairment review is undertaken.
A detailed impairment assessment can be performed by either assessing the asset’s value in use or assessing the carrying value as fair value less cost to sell. Either method requires management to make a number of estimates, the most sensitive estimates being:

•	The five-year business plan – forecasted cashflows require management’s estimates of the assets’ performance in future periods and judgement as to the CGU to which the flows belong;

•	Discount rate – judgement is required in estimating the appropriate weighted average cost of capital (WACC) of a typical market participant; and

•	Market-based data – judgement is required to ensure companies and recent transactions are comparable in nature when estimating the fair value.
During the year ended 31 December 2021, the assets relating to Firefly BioWorks multiplex and assay technology were tested for impairment. Given the nascent state of the technology, management used the fair value less costs to sell method of assessing the recoverable amount of the intangible assets and management is satisfied that the fair value significantly exceeds the carrying value of the asset. Details can be found in note 13.
During the year to 30 June 2020, an assessment of the
acquired
intangible in respect of In Vitro monoclonal antibody production technology acquired with AxioMx, Inc. in 2015 was undertaken. This also included further smaller amounts in respect of this technology which have been capitalized
since acquisition as certain commercial feasibility milestones had been achieved.
An appraisal of the ability to utilize at scale this technology has been undertaken whereby although technical feasibility remains valid, the challenges to realize material commercial returns have resulted in the conclusion not to pursue further active development and substantive utilization of this technology. As a result of this, the intangible asset in respect of this technology has been fully impaired.
Details of the impairment can be found in note 13.

Useful economic life (UEL) of software assets
The Group determines the UEL of all assets by estimating the length of time the asset is expected to be in use or generating income. The Group’s policy for software assets was determined as 3 to 5 years.
During the
 year ended 31 December 2021, the Group revised its estimate of the useful economic life of its ERP software from 5 years to 10 years, changing the Group’s policy from 3 to 5 years to 3 to 10 years. This was due to the complexity of the programme, the investment involved, and the nature of the technology implemented. See note 12 for further details.
Provision for slow-moving or defective inventory
The provision for slow-moving inventory is based on the Directors’ estimation of the future sales of each of the Group’s products over the period from the balance sheet date to the expiry date of the product. Estimated future sales are based on historical actual sales and a growth rate assumption which is derived from the average annual growth over the product life to date.
If actual unit sales growth rates differ from those estimated by management, both the level of provision against existing inventory and the rates of provision applied to inventory in future periods would need to be revised.